SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Narrative) (Details)	1 Months Ended	12 Months Ended
	Sep. 21, 2017	Aug. 31, 2025	Aug. 31, 2024
Waterberg JV Co. [Member]
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest		37.32%	37.19%
Legal ownership held by non-controlling interests	45.65%	63.32%	63.19%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest		49.90%	49.90%
Proportion of direct ownership percentage		26.00%
Legal ownership held by non-controlling interests	26.00%	50.10%	50.10%